Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Future Minimum Payments under Non-Cancellable Leases

Future lease payments under operating leases, based on ASC 842 Leases that were superseded upon the Company's adoption of ASC 842 Leases on January 1, 2019, as of December 31, 2018 were as follows:

(In thousands)
2019	6,231
2020	4,527
2021	2,633
13,391

Bandwidth Purchase Commitments [Member]
Future Minimum Payments under Non-Cancellable Leases	Future minimum payments under non-cancellable bandwidth contracts consist of the following as of December 31, 2019:

(In thousands)
2020	7,918
2021	3,415
2022	700
12,033

Capital commitments [Member]
Future Minimum Payments under Non-Cancellable Leases

As at December 31, 2019, the Group has unconditional purchase obligations for switchboards, servers, office software and construction in progress that had not been recognized in the amount of USD 22,510,000.

(In thousands)
2020	21,453
2021	107
2022	950
22,510